TANGIBLE ASSETS - Carrying Value (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	[2]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	[1]			$ 6,654,006
Property, plant and equipment		$ 2,027.4		6,588,483	$ 6,654,006	[1]
Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				5,799,997
Property, plant and equipment				5,663,743	5,799,997
Property, plant and equipment under operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				4,076
Property, plant and equipment				4,210	4,076
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				783,794
Property, plant and equipment				836,324	783,794
Biological assets at fair value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				66,139
Property, plant and equipment				84,206	66,139
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				9,355,172	9,054,173		$ 8,758,542
Purchases or capitalized expenses				631,509	582,197		907,256
Withdrawals / Sales				(492,869)	(425,279)		(454,249)
Changes in fair value				60,021	60,178		68,324
Transfers to/from non-current assets held for sale				21,054	102,056		(7,385)
Adjustments for exchange differences				120,766	(65,404)		(138,320)
Effects of amendments in accounting policies of bearer plants.							(18,079)
Reclassifications				(26,854)	47,251		(61,916)
Property, plant and equipment				9,668,799	9,355,172		9,054,173
Cost | Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				8,497,557	8,388,936		7,969,593
Purchases or capitalized expenses				547,668	470,650		814,194
Withdrawals / Sales				(389,303)	(374,606)		(367,987)
Transfers to/from non-current assets held for sale				1,335	587		(18,704)
Adjustments for exchange differences				120,766	(65,404)		(138,320)
Reclassification of bearer plants balance							188,177
Effects of amendments in accounting policies of bearer plants.							29
Reclassifications				(37,538)	77,394		(58,046)
Property, plant and equipment				8,740,485	8,497,557		8,388,936
Cost | Property, plant and equipment under operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				7,682	7,047		10,491
Purchases or capitalized expenses				1,641	3,102		362
Withdrawals / Sales				(1,539)	(2,467)		(3,806)
Property, plant and equipment				7,784	7,682		7,047
Cost | Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				783,794	610,188		538,246
Purchases or capitalized expenses				61,300	84,036		71,268
Withdrawals / Sales				(78,684)	(28,431)		(61,786)
Changes in fair value				39,415	46,675		53,680
Transfers to/from non-current assets held for sale				19,719	101,469		11,319
Reclassifications				10,780	(30,143)		(2,539)
Property, plant and equipment				836,324	783,794		610,188
Cost | Biological assets at fair value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				66,139	48,002		240,212
Purchases or capitalized expenses				20,900	24,409		21,432
Withdrawals / Sales				(23,343)	(19,775)		(20,670)
Changes in fair value				20,606	13,503		14,644
Reclassification of bearer plants balance							(188,177)
Effects of amendments in accounting policies of bearer plants.							(18,108)
Reclassifications				(96)			(1,331)
Property, plant and equipment				84,206	66,139		48,002
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(2,693,773)	(2,492,071)		(2,243,410)
Withdrawals / Sales				165,922	276,840		130,195
Transfers to/from non-current assets held for sale							10,781
Adjustments for exchange differences				(63,058)	20,881		71,582
Reclassifications				(4,897)	(35,531)		(5,338)
Depreciation, property, plant and equipment				(478,606)	(463,892)		(455,852)
IAS 41 Adoption Effect - agriculture							(29)
Property, plant and equipment				(3,074,412)	(2,693,773)		(2,492,071)
Accumulated depreciation and amortization | Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(2,690,167)	(2,487,188)		(2,236,346)
Withdrawals / Sales				164,541	274,804		126,782
Transfers to/from non-current assets held for sale							10,781
Adjustments for exchange differences				(63,058)	20,881		71,582
Reclassifications				(4,897)	(35,531)		(5,338)
Depreciation, property, plant and equipment				(477,260)	(463,133)		(454,620)
IAS 41 Adoption Effect - agriculture							(29)
Property, plant and equipment				(3,070,841)	(2,690,167)		(2,487,188)
Accumulated depreciation and amortization | Property, plant and equipment under operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(3,606)	(4,883)		(7,064)
Withdrawals / Sales				1,381	2,036		3,413
Depreciation, property, plant and equipment				(1,346)	(759)		(1,232)
Property, plant and equipment				(3,571)	(3,606)		(4,883)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(7,393)	(2,587)		(1,084)
Year impairment charge							(1,503)
Withdrawals / Year impairment charge				1,489	(4,806)
Property, plant and equipment				(5,904)	(7,393)		(2,587)
Accumulated impairment | Property, plant and equipment for own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				(7,393)	(2,499)		(1,017)
Year impairment charge							(1,482)
Withdrawals / Year impairment charge				1,492	(4,894)
Property, plant and equipment				(5,901)	(7,393)		(2,499)
Accumulated impairment | Property, plant and equipment under operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					(88)		(67)
Year impairment charge							(21)
Withdrawals / Year impairment charge				(3)	$ 88
Property, plant and equipment				$ (3)			$ (88)

[1]	See note 2.32, Changes in presentation.
[2]	See note 2.4, “convenience translation into U.S. dollars”.